Junior DIP Facility and Sorrento Share Purchase Agreement (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Aug. 30, 2024	Sep. 21, 2023	Jul. 05, 2023	Mar. 31, 2025	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023
Warrants outstanding					5,467,692		6,854,309
Oramed Letter Agreement [Member]
Aggregate purchase of private placement warrants (in Shares)		114,286			114,286
Public Warrants [Member]
Warrants outstanding					5,467,692		6,854,309
Penny Warrants [Member]
Price per share		$ 0.01
Fair Value Of Warrants		$ 10.4
Warrants exercisable date				Mar. 14, 2025	Mar. 14, 2025
Penny Warrants exercised					6,500,000
Proceeds from Warrant Exercises					$ 0.1
Warrants outstanding				6,500,000	6,500,000
Subsequent Penny Warrants 2 [Member]
Warrant vesting date					Mar. 19, 2024
Subsequent Penny Warrants 2 [Member] | Common Stock [Member]
Issue of warrants					2,125,000
Subsequent Penny Warrants 3 [Member]
Warrant vesting date					Jun. 17, 2024
Subsequent Penny Warrants 3 [Member] | Common Stock [Member]
Issue of warrants					2,125,000
Subsequent Penny Warrants 4 [Member]
Warrant vesting date	Aug. 30, 2024				Sep. 15, 2024
Subsequent Penny Warrants 4 [Member] | Common Stock [Member]
Issue of warrants					2,125,000
Aggregate purchase of private placement warrants (in Shares)	5,437,500
Subsequent Penny Warrants 5 [Member]
Warrant vesting date					Dec. 14, 2024
Subsequent Penny Warrants 5 [Member] | Common Stock [Member]
Issue of warrants					2,125,000
Aggregate purchase of private placement warrants (in Shares)					1,062,500
Sorrento Stock Purchase Agreement
Shares Purchased Under Stock Purchase Agreement		88,685		88,685
Sorrento Stock Purchase Agreement | Common Stock [Member]
Shares Purchased Under Stock Purchase Agreement		1,716,245		39,617	39,617
Sorrento Stock Purchase Agreement | Preferred Stock [Member]
Shares Purchased Under Stock Purchase Agreement		29,057,097
Fair Value of stock repurchased		$ 52.6
Sorrento Stock Purchase Agreement | Private Warrants [Member]
Shares Purchased Under Stock Purchase Agreement		3,104,000
Sorrento Stock Purchase Agreement | Public Warrants [Member]
Shares Purchased Under Stock Purchase Agreement		1,386,617
Oramed Note [Member]
Legal fees and expenses		$ 12.3
Cash payment		$ 10.0
Oramed Note [Member] | Closing Penny Warrant [Member]
Issue of warrants						25,211
Oramed Note [Member] | Closing Penny Warrant [Member] | Common Stock [Member]
Issue of warrants		4,500,000
Price per share		$ 0.01
Oramed Note [Member] | Subsequent Penny Warrants [Member]
Transfer of warrants		4,000,000
Oramed Note [Member] | Subsequent Penny Warrants [Member] | Common Stock [Member]
Issue of warrants		8,500,000
Price per share		$ 0.01
Oramed Note [Member] | Penny Warrants [Member] | Common Stock [Member]
Issue of warrants		114,286
Number Of Share Outstanding		9.90%
Maximum [Member] | Subsequent Penny Warrants [Member]
Warrants exercisable date					Mar. 14, 2025
Sorrento
Excise tax liability				$ 0.2	$ 0.5		$ 1.3
Accured expense				$ 0.6	$ 0.8
Sorrento | Junior DIP Facility
Initial principal amount		$ 20.0	$ 20.0
Debt instrument, interest rate			12.00%
Exit fee			2.00%
Debt instrument, description			Facility was to mature on the earliest of: (i) September 30, 2023; (ii) the effective date of any Chapter 11 plan of reorganization with respect to Sorrento; (iii) the consummation of any sale or other disposition of all or substantially all of the assets of Sorrento; (iv) the date of the acceleration of the DIP Loans and the termination of the DIP Commitments (as defined in the Junior DIP Loan Agreement) in accordance with the DIP Documents (as defined in the Junior DIP Loan Agreement); and (v) dismissal of the Chapter 11 Cases or conversion of the Chapter 11 Cases into cases under Chapter 7 of the Bankruptcy Code.